Shareholders Equity (Details)	0 Months Ended
Mar. 13, 2008 firm
Distribution Made to Member or Limited Partner [Line Items]
Number of investment banking firms consulting with company	1
Percent of common stock issued	200.00%
Maximum percentage of companies assets, cash flow or earnings power before shareholders will lose right to exercise shares	50.00%
Class of Warrant or Right, Triggering Event, Repurchase, Beneficial Owner, Percentage	50.00%
Preferred Stock
Distribution Made to Member or Limited Partner [Line Items]
Conversion of Stock, Shares Issued	0.0001
Minimum
Distribution Made to Member or Limited Partner [Line Items]
Beneficial ownership percentage	15.00%
Common Stock | Common Stock
Distribution Made to Member or Limited Partner [Line Items]
Class or Warrant or Right, Percent of Common Stock Issued	200.00%
Class of Warrant or Right, Repurchase Rate	1
Series A Preferred Stock [Member] | Common Stock
Distribution Made to Member or Limited Partner [Line Items]
Class of Warrant or Right, Issuance Rate	1